FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
Fair Value of Assets and Liabilities [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES

5. FAIR VALUE OF ASSETS AND LIABILITIES

For a description of the fair value hierarchy and the Group’s fair value methodologies, see “Note 2—Summary of Significant Accounting Policies.”

Financial instruments recorded at fair value

Assets and liabilities are recorded at fair value on a non-recurring basis. Our  non-marketable equity securities are investments in privately held companies without readily determinable market values, including equity securities without readily determinable fair value and equity method investments. The carrying value of our non-marketable equity securities is adjuster to fair value upon observable transactions for identical or similar investments of the same issuer or impairment. Non-marketable equity securities that have been remeasured during the period based on observable transactions are classified within level 3 in the fair value hierarchy because we estimate the value based on valuation methods, including market comparable approach, which may include a combination of the observable transaction price at the transaction date and other unobservable inputs including volatility, expected time to exit, risk free rate, and the rights, and obligations of the securities we hold. These inputs significantly vary based on investment type. The fair value of non-marketable equity securities that have been remeasured due to impairment are classified within level 3.

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

				Total
December 31, 2022	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Investment in marketable securities	200,679	—	—	200,679
Total Assets	200,679	—	—	200,679
December 31, 2023
Assets
Available for sale investment	—	—	35,085	35,085
Investment in marketable securities	427,966	—	—	427,966
Total Assets	427,966	—	35,085	463,051

Financial Instruments Not Recorded at Fair Value

Financial instruments, including cash and cash equivalents, restricted cash, term deposits, accounts receivable, other receivables, loans receivable, held-to-maturity investment, prepaid expenses and other assets, accrued expenses and other liabilities and amounts due from/to related parties are not recorded at fair value. The fair values of these financial instruments, approximate their carrying value reported in the consolidated balance sheets due to the short-term nature of these assets and liabilities.